Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests
The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions)
Accumulated other comprehensive loss, net of taxes:
Net unrealized losses on investment securities:
Balance at beginning of fiscal year	¥(883,931)	¥(826,271)	¥(883,061)
Net change during the fiscal year	57,660	(56,790)	39,983
Balance at end of fiscal year	¥(826,271)	¥(883,061)	¥(843,078)
Net debt valuation adjustments:
Balance at beginning of fiscal year	¥3,268	¥(41,382)	¥(30,121)
Net change during the fiscal year	(44,650)	11,261	2,818
Balance at end of fiscal year	¥(41,382)	¥(30,121)	¥(27,303)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥551	¥63	¥(1,199)
Net change during the fiscal year	(488)	(1,262)	(6,263)
Balance at end of fiscal year	¥63	¥(1,199)	¥(7,462)
Defined benefit plans:
Balance at beginning of fiscal year	¥8,350	¥389,392	¥461,286
Net change during the fiscal year	381,042	71,894	213,812
Balance at end of fiscal year	¥389,392	¥461,286	¥675,098
Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥1,742,816	¥2,715,823	¥3,014,285
Net change during the fiscal year	973,007	298,462	648,911
Balance at end of fiscal year	¥2,715,823	¥3,014,285	¥3,663,196
Balance at end of fiscal year	¥2,237,625	¥2,561,190	¥3,460,451

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024			2025			2026
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized losses on investment securities	¥(72,820)	¥11,993	¥(60,827)	¥(186,230)	¥98,037	¥(88,193)	¥(282,039)	¥85,043	¥(196,996)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	150,646	(45,320)	105,326	166,982	(51,853)	115,129	309,675	(98,333)	211,342
Net change	77,826	(33,327)	44,499	(19,248)	46,184	26,936	27,636	(13,290)	14,346
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(13,161)			83,726			(25,637)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			57,660			(56,790)			39,983
Net debt valuation adjustments:
Net debt valuation adjustments	(65,133)	19,944	(45,189)	14,664	(4,470)	10,194	2,905	(911)	1,994
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	776	(237)	539	1,538	(471)	1,067	1,203	(379)	824
Net change	(64,357)	19,707	(44,650)	16,202	(4,941)	11,261	4,108	(1,290)	2,818
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(44,650)			11,261			2,818
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	7,441	(1,515)	5,926	(5,668)	1,153	(4,515)	(9,981)	3,035	(6,946)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(8,197)	1,635	(6,562)	3,585	(717)	2,868	816	(163)	653
Net change	(756)	120	(636)	(2,083)	436	(1,647)	(9,165)	2,872	(6,293)

	2024			2025			2026
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			(148)			(385)			(30)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(488)			(1,262)			(6,263)
Defined benefit plans:
Defined benefit plans	566,093	(174,339)	391,754	134,302	(42,213)	92,089	356,276	(112,600)	243,676
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(13,047)	4,148	(8,899)	(30,034)	9,261	(20,773)	(41,587)	13,498	(28,089)
Net change	553,046	(170,191)	382,855	104,268	(32,952)	71,316	314,689	(99,102)	215,587
Defined benefit plans attributable to noncontrolling interests			1,813			(578)			1,775
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			381,042			71,894			213,812
Foreign currency translation adjustments:
Foreign currency translation adjustments	1,252,155	(160,753)	1,091,402	380,634	3,255	383,889	830,611	(113,293)	717,318
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(16,132)	4,939	(11,193)	(26,481)	8,200	(18,281)	(49,335)	14,991	(34,344)
Net change	1,236,023	(155,814)	1,080,209	354,153	11,455	365,608	781,276	(98,302)	682,974
Foreign currency translation adjustments attributable to noncontrolling interests			107,202			67,146			34,063
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			973,007			298,462			648,911
Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥1,366,571			¥323,565			¥899,261

Reclassification of Significant Items out of Accumulated OCI
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of income for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses on investment securities
Net losses on sales and redemptions of Available-for-sale debt securities	¥149,292	¥150,567	¥308,743	Investment securities gains (losses)—net
Impairment losses on investment securities	2	12,819	—	Investment securities gains (losses)—net
Other	1,352	3,596	932
	150,646	166,982	309,675	Total before tax
	(45,320)	(51,853)	(98,333)	Income tax expense
	¥105,326	¥115,129	¥211,342	Net of tax
Net debt valuation adjustments	¥776	¥1,538	¥1,203	Equity in earnings of equity method investees—net or Other non-interest income
	776	1,538	1,203	Total before tax
	(237)	(471)	(379)	Income tax expense
	¥539	¥1,067	¥824	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges Interest rate contracts
Foreign exchange contracts	(8,197)	3,585	816	Interest expense on Long-term debt or Foreign exchange gains (losses)—net
	(8,197)	3,585	816	Total before tax
	1,635	(717)	(163)	Income tax expense
	¥(6,562)	¥2,868	¥653	Net of tax
Defined benefit plans
Net actuarial loss (gain)(1)	¥1,962	¥(14,798)	¥(28,639)	Other non-interest expenses
Prior service cost(1)	(3,345)	(2,059)	(717)	Other non-interest expenses
Gain on settlements and curtailment, and other(1)	(11,664)	(13,178)	(12,232)	Other non-interest income or expenses
	(13,047)	(30,034)	(41,587)	Total before tax
	4,148	9,261	13,498	Income tax expense
	¥(8,899)	¥(20,773)	¥(28,089)	Net of tax
Foreign currency translation adjustments	¥(16,132)	¥(26,481)	¥(49,335)	Other non-interest income
	(16,132)	(26,481)	(49,335)	Total before tax
	4,939	8,200	14,991	Income tax expense
	¥(11,193)	¥(18,281)	¥(34,344)	Net of tax
Total reclassifications for the period	¥114,046	¥115,590	¥220,772	Total before tax
	(34,835)	(35,580)	(70,386)	Income tax expense
	¥79,211	¥80,010	¥150,386	Net of tax

Note:
(1)These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.